Brumadinho dam failure (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Brumadinho Dam Failure
Integral Reparation Agreement	$ 5	$ 18	$ 30	$ 51
Other obligations	(15)	(4)	(79)	(31)
Incurred expenses	(84)	(89)	(156)	(199)
Insurance		6	5	8
Expenses related to Brumadinho event	$ (94)	$ (69)	$ (200)	$ (171)